John M. Ford

(215) 981-4009

fordjm@pepperlaw.com

July 22, 2013

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549
Attn:  Edward Bartz, Esq.

Re:	Touchstone Strategic Trust — File No. 333-189183

Dear Mr. Bartz:

On behalf of Touchstone Strategic Trust (the “Trust”) accompanying this letter is the post-effective amendment filed pursuant to Rule 485(b) to the Trust’s registration statement on Form N-14 (the “Amendment”) in connection with the proposed reorganization of the Touchstone Diversified Small Cap Growth Fund (the “Acquired Fund”) into the Touchstone Small Cap Growth Fund (the “Acquiring Fund”) (the “Reorganization”).

This letter addresses the comments of the Securities and Exchange Commission’s staff (the “Staff”) with respect to the Trust’s registration statement on Form N-14 (the “Registration Statement”), which you provided orally on July 1, 2013.  The Trust’s responses to the Staff’s comments are reflected in the Amendment.

We have organized this letter by setting forth the Staff’s comments in italicized text followed by the Trust’s response to the Staff’s comments.

Comments to the Prospectus/Information Statement

1.                                      Include Fund names in the headings of all fee tables.

Response:  The Amendment has been updated to address the Staff’s comment.

2.                                      In the fee tables for the Funds, consider disclosing that the “Maximum Deferred Sales Charge (Load)” for Class A shares is 1.00%.

Response:  The Amendment has been updated to address the Staff’s comment.

3.                                      In the fee tables for the Funds, delete the footnote regarding “Other Expenses” as it is not applicable to an existing fund.

Response:  The Amendment has been updated to address the Staff’s comment.

4.                                      Please include as an exhibit the expense limitation agreement referred in the footnotes to the fee tables.

Response:  The Form of Amended Schedule A to the expense limitation agreement is attached as an exhibit.

5.                                      Please identify any securities of the Acquired Fund listed in the Pro Forma Portfolio of Investments in the Statement of Additional Information that will be sold as a result of the Reorganization.

Response:  Although it is expected that a portion of the securities held by the Acquired Fund may be sold after the Reorganization takes place, the portfolio managers of the Acquiring Fund do not expect to identify such specific securities until after the Reorganization has occurred.

6.                                      Please disclose the date for the Pro Forma Capitalization Table in the Trust’s pre-effective amendment or in the post-effective amendment.

Response:  The Amendment has been updated to address the Staff’s comment.

7.                                      Please confirm that the amounts available for recoupment pursuant to Touchstone Advisors’ (the “Adviser”) contractual fee waiver agreement with the Acquired Fund will be forfeited by the Adviser.

Response:  The Adviser confirms that the amounts available for recoupment will be forfeited with respect to the Acquired Fund.

Comments to the Statements of Additional Information (“SAI”)

1.                                      Please mark the Pro Formas Combining Statement of Assets and Liabilities and Portfolio of Investments as unaudited.

Response:  The Amendment has been updated to address the Staff’s comment.

2.                                      Please provide the analysis supporting the identity of the surviving fund for accounting purposes and the calculation of performance, in accordance with the Staff’s position in North American Security Trust (pub. avail. Aug. 5, 1994).

Response: Please see the requested analysis set forth in Exhibit B to this letter.

*                                         *                                         *

This letter incorporates by reference the “Tandy Letter” signed by an officer of the Trust and is attached hereto as Exhibit A.

If you have any questions regarding the Amendment, please contact the undersigned at 215.981.4009.

Very truly yours,

/s/ John M. Ford

John M. Ford

cc:                            Bo Howell

EXHIBIT A

July 19, 2013

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Touchstone Strategic Trust — File No. 333-189183

Dear Mr. Bartz:

In connection with Touchstone Strategic Trust’s (the “Trust”) response to certain oral comments received from the Commission staff with respect to the Trust’s registration statement on Form N-14 filed with the Commission on June 7, 2013, the Trust is providing the following, as instructed:

The Trust acknowledges that (i) it is responsible for the adequacy and accuracy of the disclosure in the Trust’s registration statement on Form N-14 (the “Registration Statement”), (ii) Commission staff comments or changes to disclosure in response to staff comments in the Registration Statement reviewed by the staff do not foreclose the Commission from taking any action with respect to the Registration Statement, and (iii) the Trust may not assert staff comments with respect to the Registration Statement as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct any questions concerning this letter to John M. Ford, Esq. of Pepper Hamilton, LLP, counsel to the Trust, at 215.981.4009.

Very truly yours,

/s/ Michael Moser

Michael Moser
CCO

EXHIBIT B

ACCOUNTING SURVIVOR ANALYSIS

	Touchstone Diversified Small Cap Growth Fund	Touchstone Small Cap Growth Fund
Net Assets 03/31/13:	$28,992,204	$34,887,428

Inception:	A-09/06/2006	A – 08/13/2001
	C-08/01/2007	C - 08/13/2001
	Y-09/06/2006	Y – 02/01/1998
Inst – 09/10/2012

Current Advisor:	Touchstone Advisors, Inc.	Touchstone Advisors, Inc.

Surviving Advisor:	Touchstone Advisors, Inc.	Touchstone Advisors, Inc.

Current Sub-Advisor:	Fort Washington Investment Advisors, Inc.	Apex Capital Management, Inc.

Surviving Sub-Advisor:	Apex Capital Management, Inc.	Apex Capital Management, Inc.

Current Diversification:	Diversified	Diversified

Diversification after Merger:	Diversified	Diversified

Expense Caps:	A - 1.40%	A - 1.44%
	C - 2.15%	C - 2.19%
	Y - 1.15%	Y - 1.19%
Inst - 1.04%

Expense Limitation Agreement Expiration	7/29/13	8/31/14

With respect to the issue of which fund should be the accounting and performance survivor in the proposed merger of the Touchstone Diversified Small Cap Growth Fund into the Touchstone Small Cap Growth Fund (each a “Fund” and together, the “Funds”), it is the view of the registrant and its counsel that the accounting survivor of the merger should, for the reasons discussed below, be the Touchstone Small Cap Growth Fund.

The Securities and Exchange Commission (the “SEC”) staff has consistently held to the principles expressed in the North American Security Trust (“NAST”) no-action letter (pub. available Aug. 5, 1994) in analyzing which party to a merger should be deemed to be the accounting survivor.  In

NAST, the staff stated that:

[i]n determining whether a surviving fund, or a new fund resulting from a reorganization, may use the historical performance of one of several predecessor funds, funds should compare the attributes of the surviving or new fund and the predecessor funds to determine which predecessor fund, if any, the surviving or new fund most closely resembles. Among other factors, funds should compare the various funds’ investment advisers; investment objectives, policies and restrictions; expense structures and expense ratios; asset size; and portfolio composition. These factors are substantially similar to the factors the staff considers in determining the accounting survivor of a business combination involving investment companies.

Based on the NAST factors described above, the Touchstone Small Cap Growth Fund should be considered the accounting and performance survivor. Each of the factors is analyzed below.

1.                                      Investment Adviser:

Both Funds are advised by Touchstone Advisors, Inc. (“Touchstone Advisors” or the “Adviser”).  Touchstone Advisors has engaged a sub-adviser to manage the investments for each of the Funds. Both Funds are currently managed by the Adviser in a similar manner. Although Touchstone Advisors has general supervisory responsibility as the investment adviser of the Funds, each Fund’s sub-adviser has sole discretion to buy and sell securities and implement investment strategies.

Fort Washington Investment Advisors, Inc. (“FWIA”) currently sub-advises the Touchstone Diversified Small Cap Growth Fund.  Apex Capital Management, Inc. (“Apex”) currently sub-advises the Touchstone Small Cap Growth Fund.  Following the reorganization Apex will continue to sub-advise the surviving fund.

2.                                      Investment Objectives, Policies, and Restrictions:

The investment goals of the Funds are identical and their principal investment strategies are similar.

•                  The Investment Objective for both Funds seeks to provide investors with long-term growth of capital.

•                  Each Fund will invest at least 80% of its assets in the common stock of small capitalization companies.  The Touchstone Diversified Small Cap Growth Fund defines small capitalization companies as those with market capitalization of less than $2.5 billion or that are represented in the Russell® 2000 Index.  The Touchstone Small Cap Growth Fund  defines small capitalization companies as those with market capitalizations between $150 million and $3.5 billion at the time of purchase.

•                  The Touchstone Diversified Small Cap Growth Fund focuses on companies that are experiencing improving long-term or cyclical fundamental trends; are of high-quality and well-managed, and have competitive business models.  The Touchstone Small Cap Growth Fund focuses on growth-oriented companies that are selected for their long-term capital appreciation potential.

•                  In selecting securities for each Fund, the Funds’ sub-advisers will both employ a combination of top-down and bottom-up fundamental analysis.

•                  The Touchstone Diversified Small Cap Growth Fund starts with a quantitative model and then uses a bottom-up and then top-down selection process.  The initial quantitative model reduces the investment universe to approximately 300 securities.  The sub-adviser then performs a bottom-up review of each security.  The investment team then uses a top-down risk overlay designed to construct the portfolio to align with identified macroeconomic trends.

•                  The Touchstone Small Cap Growth Fund employs an initial top-down analysis focused on the identification of secular/macro-economic trends.  This provides a framework for the subsequent bottom-up analysis designed to identify individual companies which exhibit earnings growth potential and which may benefit from the observed secular/macro-economic trends.

•                  The bottom-up, fundamental analysis portion of the investment process for both Funds examines factors such as a company’s financial strength, business model sustainability, and earnings potential.

•                  The Touchstone Diversified Small Cap Growth Fund will generally hold 80-120 stocks while the Touchstone Small Cap Growth Fund will generally hold 60-80 stocks.

•                  Both Funds are classified as diversified under the 1940 Act.

Both Funds are currently managed in a similar manner. Following the combination of the two Funds in the merger, the Touchstone Small Cap Growth Fund will continue to seek to provide investors with long-term capital growth and select securities based on its current investment strategies.

3.                                      Expense Structures and Expense Ratios:

Both Funds have the same sales load structure and will maintain that sales load structure subsequent to the merger.  The expense caps of the

Touchstone Diversified Small Cap Growth Fund are slightly lower than the Touchstone Small Cap Growth Fund.  However, it is anticipated that the expense limitation agreement for the Touchstone Diversified Small Cap Growth Fund, which expires July 29, 2013, will not be renewed.  The expense cap structure subsequent to the merger will be that of the Touchstone Small Cap Growth Fund.  The management fee of the Diversified Small Cap Growth Fund is 1.05%.  The management fee of the Touchstone Small Cap Growth Fund is tiered, ranging from 1.00% to 0.95% annualized and based on average daily net assets. The management fee subsequent to the merger will be that of the Touchstone Small Cap Growth Fund.

4.                                     Asset Size:

As of March 31, 2013, the net assets of each Fund are approximately as follows:

Touchstone Diversified Small Cap Growth Fund	$29 million
Touchstone Small Cap Growth Fund	$35 million

The Touchstone Small Cap Growth Fund is the larger fund.

5.                                      Portfolio Composition:

This factor is discussed above in analyzing difference in investment policies and restrictions.

The Touchstone Small Cap Growth Fund commenced operations in 1998 and the Touchstone Diversified Small Cap Growth Fund commenced operations in 2006.  The Board of Trustees of the Touchstone Small Cap Growth Fund will remain as the Board of the Fund after the merger.  Apex, the sub-adviser for the Touchstone Small Cap Growth Fund, will remain as the sub-adviser after the merger.

In conclusion, the factors supporting the Touchstone Small Cap Growth Fund as the accounting survivor include the following: (1) the longer historic performance record, (2) the surviving investment policies, (3) the surviving sub-adviser, (4) the surviving expense structure and expense ratio, (5) asset size, and (6) portfolio composition.  All other factors were neutral including the fact that both Funds are advised by the same investment adviser and have the same investment objective.  Thus, the accounting and performance survivor of the merger should be the Touchstone Small Cap Growth Fund.